Subsequent Events (Details Narrative) - Non-Adjusting Events After Reporting Period [Member] - Bonds 2020/2021 [Member]	Aug. 18, 2020 EUR (€)	Jul. 27, 2020 EUR (€) Bonds € / shares
Statement Line Items [Line Items]
Number of convertible bonds | Bonds		2,638,150
Convertible bonds interest rate		1.00%
Convertible bonds nominal value per bond | € / shares		€ 3.00
Convertible bonds, total nominal value		€ 7,914,450
Gross proceeds from issuance of convertible bond	€ 7,914,000